Liabilities for Quality Assurance - Summary of Net Changes in Liabilities for Recalls and Other Safety Measures (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Liabilities for recalls and other safety measures [Abstract]
Liabilities for recalls and other safety measures at beginning of year	¥ 1,236,465
Additional provisions	844,899
Utilization	(611,331)
Reversals	(8,562)
Unwinding of discount and effect of change in discount rate	38,722
Other	(69,081)
Liabilities for recalls and other safety measures at end of year	¥ 1,431,112